Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015
Allowance for credit losses, Details:
Individually evaluated for impairment		¥ 605,083	¥ 731,133
Collectively evaluated for impairment		303,899	364,266
Loans acquired with deteriorated credit quality		16,496	15,731
Allowance for credit losses		925,478	1,111,130	¥ 947,346	¥ 1,055,479
Loans, Details:
Individually evaluated for impairment		1,567,587	1,711,004
Collectively evaluated for impairment		111,872,543	121,153,826
Loans acquired with deteriorated credit quality		97,821	124,806
Loans	[1]	113,537,951	122,989,636
Commercial [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		509,923	642,769
Collectively evaluated for impairment		134,768	159,761
Loans acquired with deteriorated credit quality		14,563	14,029
Allowance for credit losses		659,254	816,559	693,864	807,716
Loans, Details:
Individually evaluated for impairment		1,236,300	1,347,650
Collectively evaluated for impairment		85,020,075	92,698,501
Loans acquired with deteriorated credit quality		38,205	40,405
Loans	[1]	86,294,580	94,086,556
Residential [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		35,754	39,247
Collectively evaluated for impairment		19,105	17,908
Loans acquired with deteriorated credit quality		1,810	1,443
Allowance for credit losses		56,669	58,598	64,885	72,366
Loans, Details:
Individually evaluated for impairment		131,251	140,451
Collectively evaluated for impairment		14,125,540	14,085,236
Loans acquired with deteriorated credit quality		10,673	11,039
Loans	[1]	14,267,464	14,236,726
Card [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		20,817	21,294
Collectively evaluated for impairment		10,015	9,886
Loans acquired with deteriorated credit quality		5	7
Allowance for credit losses		30,837	31,187	33,493	35,670
Loans, Details:
Individually evaluated for impairment		74,124	78,770
Collectively evaluated for impairment		507,684	503,667
Loans acquired with deteriorated credit quality		11,145	11,472
Loans	[1]	592,953	593,909
MUAH [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		21,007	13,422
Collectively evaluated for impairment		62,895	94,926
Loans acquired with deteriorated credit quality			106
Allowance for credit losses		83,902	108,454	69,086	64,769
Loans, Details:
Individually evaluated for impairment		77,639	100,524
Collectively evaluated for impairment		8,040,506	9,257,873
Loans acquired with deteriorated credit quality		28,300	39,767
Loans	[1]	8,146,445	9,398,164
Krungsri [Member]
Allowance for credit losses, Details:
Individually evaluated for impairment		17,582	14,401
Collectively evaluated for impairment		77,116	81,785
Loans acquired with deteriorated credit quality		118	146
Allowance for credit losses		94,816	96,332	¥ 86,018	¥ 74,958
Loans, Details:
Individually evaluated for impairment		48,273	43,609
Collectively evaluated for impairment		4,178,738	4,608,549
Loans acquired with deteriorated credit quality		9,498	22,123
Loans	[1]	¥ 4,236,509	¥ 4,674,281

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.